AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investment — 96.3%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $5,512,077)	574,853	$6,145,175
Short-Term Investment — 1.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $116,890)	116,890	116,890

TOTAL INVESTMENTS—98.2% (cost $5,628,967)(wa)		6,262,065

Other assets in excess of liabilities(z) — 1.8%		117,527

Net Assets — 100.0%		$6,379,592

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
82	5 Year U.S. Treasury Notes	Jun. 2025	$8,868,813	$116,210
Short Positions:
8	2 Year U.S. Treasury Notes	Jun. 2025	1,657,375	(6,652)
19	3 Year U.S. Treasury Notes	Jun. 2025	4,011,969	(41,357)
7	10 Year U.S. Treasury Notes	Jun. 2025	778,531	(12,799)
5	10 Year U.S. Ultra Treasury Notes	Jun. 2025	570,625	(7,687)
8	20 Year U.S. Treasury Bonds	Jun. 2025	938,250	(15,652)
4	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	489,000	(10,084)
				(94,231)
				$21,979
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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